Acquisitions (Schedule of Financial Statement Caption Impacted by the Purchase Accounting Adjustments) (Detail) - USD ($) $ in Millions		Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013
Current assets
Trade receivables, net		$ 88.0				$ 57.2
Prepaid expenses		37.3				24.9
Total current assets		567.3				543.8
Property and equipment, net		3,299.2				2,822.4
Intangible assets, net		948.3				710.3
Goodwill		1,224.4				866.7	$ 688.8
Other assets		54.8				37.7
Total assets		6,094.0	$ 5,886.2	$ 4,988.8	$ 4,972.9	4,980.9	$ 4,152.1
Current liabilities
Accounts payable		40.0				26.7
Accrued liabilities		182.4				172.3
Total current liabilities		388.4				354.4
Capital lease obligation, non-current		28.3				25.7
Deferred revenue, non-current		612.7				501.5
Deferred income taxes, net		189.7				153.0
Total liabilities		$ 4,899.9				4,579.6
Adjusted Balance [Member]
Current assets
Trade receivables, net						57.2
Prepaid expenses						24.9
Deferred income taxes, net						161.0
Total current assets						243.1
Property and equipment, net						2,822.4
Intangible assets, net						710.3
Goodwill						866.7
Other assets						37.7
Total assets						4,680.2
Current liabilities
Accounts payable						26.7
Accrued liabilities						172.3
Total current liabilities						199.0
Capital lease obligation, non-current						25.7
Deferred revenue, non-current						501.5
Deferred income taxes, net						153.0
Total liabilities						879.2
Previously Reported Balance [Member]
Current assets
Trade receivables, net	[1]					59.0
Prepaid expenses	[1]					25.6
Deferred income taxes, net	[1]					160.4
Total current assets	[1]					245.0
Property and equipment, net	[1]					2,821.4
Intangible assets, net	[1]					709.7
Goodwill	[1]					845.3
Other assets	[1]					37.8
Total assets	[1]					4,659.2
Current liabilities
Accounts payable	[1]					27.0
Accrued liabilities	[1]					159.6
Total current liabilities	[1]					186.6
Capital lease obligation, non-current	[1]					22.9
Deferred revenue, non-current	[1]					496.9
Deferred income taxes, net	[1]					151.8
Total liabilities	[1]					858.2
Purchase Accounting Adjustment [Member]
Current assets
Trade receivables, net						(1.8)
Prepaid expenses						(0.7)
Deferred income taxes, net						0.6
Total current assets						(1.9)
Property and equipment, net						1.0
Intangible assets, net						0.6
Goodwill						21.4
Other assets						(0.1)
Total assets						21.0
Current liabilities
Accounts payable						(0.3)
Accrued liabilities						12.7
Total current liabilities						12.4
Capital lease obligation, non-current						2.8
Deferred revenue, non-current						4.6
Deferred income taxes, net						1.2
Total liabilities						$ 21.0

[1]	As reported on Form 10-Q filed with the SEC on May 13, 2015